Joint Venture - Summary of Loans to Joint Venture (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	$ 25,239	$ 11,479
Minera Exar
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	25,239
Minera Exar | Granted in 2017
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	11,000
Minera Exar | Granted in 2018
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	12,500
Minera Exar | Accrued Interest
Disclosure Of Joint Ventures [Line Items]
Loans to Joint Venture	$ 1,739